Goodwill - Summary of Goodwill (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Total	$ 39,347,434	$ 39,347,434
Cofesur S.A. [member]
Disclosure of information for cash-generating units [line items]
Total	18,942,491	18,942,491
Recycomb S.A.U. [member]
Disclosure of information for cash-generating units [line items]
Total	2,873,689	2,873,689
La Preferida de Olavarria S.A. [member]
Disclosure of information for cash-generating units [line items]
Total	$ 17,531,254	$ 17,531,254